Related Party Transactions - Additional Information (Detail) - USD ($)	Nov. 01, 2020	Feb. 08, 2018
Pledgors [member]
Related Party Transaction [Line Items]
Debt instrument face amount		$ 500,000
Debt instrument interest rate stated percentage		6.00%
Debt instrument maturity date		Feb. 08, 2021
Common Stock [member] | Pledgors [member]
Related Party Transaction [Line Items]
Stock purchase during period		142,857
MRI Machine [member] | Officer of a Subsidiary [member]
Related Party Transaction [Line Items]
Purchase of asset form an entity	$ 400,000
Put and Call Option [member] | President and Chief Executive Officer and Certain Selling Security Holders of PMI [member]
Related Party Transaction [Line Items]
Description of related party transaction terms		pursuant to the terms of a put and call option agreement made as of August 9, 2017 between Z Strategies Inc., a company controlled by the President and Chief Executive Officer, and certain selling security holders of PMI